UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.                SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III
CITI CASH RESERVES

FORM N-Q
NOVEMBER 30, 2005

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $1,521,253,668

1. Organization and Significant Accounting Policies

Citi Cash Reserves (the “Fund”) is a separate, diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (approximately 3.2% at November 30, 2005) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 102.0%
Asset - Backed Securities — 1.8%
$ 355,000,000	Blue Heron Funding IV Ltd., 4.189% due 12/16/05 (a)(b)	$355,000,000
500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust,
	Series 2004-6-MM, 4.166% due 2/22/06 (a)(b)	500,000,000

	Total Asset - Backed Securities
	(Cost — $855,000,000)	855,000,000

Certificates of Deposit — 0.3%
125,000,000	Wells Fargo Bank NA, 4.010% due 7/24/06
	(Cost — $124,901,969)	124,901,969

Certificate of Deposit (Euro) (c) — 1.2%
570,000,000	Calyon, 3.460% due 12/30/05
	(Cost — $570,002,213)	570,002,213

Certificates of Deposit (Yankee)(c) — 13.1%
	Barclays Bank PLC NY:
447,791,000	3.920% due 12/23/05	447,791,000
346,000,000	4.160% due 2/13/06	346,000,000
	BNP Paribas NY Branch:
300,000,000	3.460% due 12/30/05	300,000,000
150,000,000	4.100% due 5/24/06	150,000,000
206,000,000	4.130% due 5/25/06	206,000,000
	Calyon NY:
350,000,000	4.100% due 5/24/06	350,000,000
250,000,000	4.640% due 11/1/06	250,000,000
	Credit Suisse New York:
521,500,000	4.060% due 12/14/05	521,500,000
306,900,000	4.700% due 11/3/06	306,900,000
	Depfa Bank PLC:
197,000,000	3.430% due 12/1/05	197,000,000
234,000,000	3.790% due 12/1/05	234,000,000
	Depfa Bank PLC NY:
150,000,000	4.220% due 8/11/06	150,000,000
200,000,000	4.740% due 11/20/06	200,000,000
	Deutsche Bank NY:
100,000,000	4.100% due 5/22/06	100,000,000
262,000,000	4.250% due 8/9/06	262,000,000
175,000,000	4.235% due 8/10/06	175,000,000
200,000,000	4.225% due 8/11/06	200,000,000
243,000,000	4.230% due 8/11/06	243,000,000
115,000,000	4.360% due 9/29/06	115,000,000
175,000,000	4.730% due 11/6/06	175,000,000
187,350,000	Dexia Bank NY Branch, 4.045% due 12/13/05	187,350,113
75,000,000	Dexia Credit Local SA, 4.525% due 11/17/06	74,851,912
	Royal Bank of Scotland NY:
175,000,000	3.830% due 3/6/06	175,013,594
100,000,000	4.030% due 7/24/06	99,934,391
100,000,000	4.640% due 11/1/06	100,000,000
95,000,000	Societe Generale Cayman, 4.540% due 11/17/06	94,825,631
197,000,000	Svenska Handelsbanken NY, 4.645% due 11/1/06	197,008,755
	Toronto Dominion Bank NY:
200,000,000	3.510% due 12/23/05	200,008,110
142,000,000	3.600% due 6/7/06	142,000,000

	Total Certificates of Deposit (Yankee)
	(Cost — $6,200,183,506)	6,200,183,506

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS (continued)
Commercial Paper — 35.1%
$ 131,760,000	Atlantis One Funding Corp., 3.950% due 3/1/06	$130,485,222
147,408,000	Atomium Funding LLC, 4.110% due 12/12/05	147,223,330
	Bavaria Trr Corp.:
477,909,000	4.070% due 12/5/05	477,693,410
148,004,000	4.070% due 12/6/05	147,920,542
317,916,000	4.080% due 12/6/05	317,736,289
135,146,000	4.080% due 12/12/05	134,977,931
441,986,000	4.100% due 12/12/05	441,433,640
200,000,000	4.130% due 12/19/05	199,588,000
	Beethoven Funding Corp.:
233,524,000	4.060% due 12/1/05	233,524,000
267,999,000	4.070% due 12/5/05	267,878,103
150,908,000	4.050% due 12/7/05	150,806,389
360,231,000	4.070% due 12/8/05	359,947,318
181,276,000	4.070% due 12/9/05	181,112,852
100,000,000	4.090% due 12/14/05	99,852,667
200,000,000	Belmont Funding LLC, 4.330% due 2/15/06	198,192,889
	Chesham Finance LLC:
150,000,000	4.060% due 12/7/05	149,898,750
450,000,000	4.039% due 5/1/06	449,943,688
	Cheyne Finance LLC:
125,000,000	3.810% due 5/25/06	124,987,984
150,000,000	4.129% due 11/27/06 (a)(b)	149,956,213
575,000,000	Cimarron CDO Ltd., 4.060% due 12/1/05	575,000,000
101,702,000	Cobbler Funding LLC, 3.940% due 12/15/05	101,547,752
228,461,000	Cobbler Funding LLC., 4.080% due 12/15/05	228,099,397
	Crown Point Capital Co.:
112,650,000	3.960% due 2/7/06	111,824,401
100,000,000	Series A, 3.880% due 3/7/06	98,984,000
	Curzon Funding LLC:
250,000,000	3.970% due 2/9/06	248,109,028
200,000,000	4.250% due 4/4/06	197,134,222
	Davis Square Funding III Corp.:
200,000,000	4.090% due 12/2/05	199,977,333
100,000,000	4.090% due 12/7/05	99,932,000
233,000,000	4.130% due 12/8/05	232,813,341
	Davis Square Funding IV Corp.:
250,000,000	4.130% due 12/6/05	249,856,944
250,000,000	4.110% due 12/14/05	249,629,861
	Ebury Finance LLC:
181,000,000	4.070% due 12/2/05	180,979,587
291,350,000	4.070% due 12/5/05	291,218,569
150,000,000	4.080% due 12/9/05	149,864,333
128,402,000	4.090% due 12/9/05	128,285,582
392,050,000	4.090% due 12/14/05	391,472,380
311,647,000	4.110% due 12/15/05	311,150,096
261,000,000	3.980% due 12/20/05	260,999,887
267,223,000	3.940% due 2/22/06	264,838,703
160,000,000	4.260% due 4/10/06	157,590,667
	Foxboro Funding LTD.:
329,454,000	4.080% due 12/6/05	329,267,309
310,000,000	4.120% due 12/9/05	309,716,867
275,000,000	4.110% due 12/13/05	274,624,167
1,000,000,000	4.210% due 12/22/05	997,550,000
100,000,000	General Electric Capital Corp., 3.930% due 3/2/06	99,026,806

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper (continued)
$ 204,881,000	Georgetown Funding Co., 4.130% due 12/21/05	$204,413,188
520,294,000	Giro Balanced Funding Corp., 4.090% due 12/14/05	519,528,373
400,000,000	Giro Funding Corp., 4.070% due 12/9/05	399,639,555
301,007,000	Giro Multi-Funding Corp., 4.130% due 12/20/05	300,352,477
	Grampian Funding LLC:
613,300,000	4.040% due 3/21/06	605,879,070
330,000,000	4.240% due 4/3/06	325,320,875
581,000,000	4.500% due 5/22/06	568,786,089
148,176,000	Market Street Funding Corp., 4.090% due 3/21/06	146,360,432
250,000,000	Mitten GMAC Mortgage Corp., 4.110% due 12/14/05	249,629,861
100,000,000	Monument Gardens Funding LLC, 3.940% due 12/20/05	99,794,167
1,200,000,000	Morgan Stanley Dean Witter Co., 3.850% due 7/11/06	1,200,000,000
100,000,000	Norddeutsche Landesbank, 3.750% due 12/8/05	100,000,000
	Ormond Quay Funding LLC:
140,000,000	4.090% due 12/5/05	139,936,533
182,000,000	4.060% due 12/8/05	181,856,675
200,000,000	Picaros Funding LLC, 3.470% due 12/20/05	199,641,111
150,000,000	Sigma Finance Inc., 3.540% due 12/12/05	149,840,500
100,000,000	Tasman Funding Inc., 4.050% due 1/3/06	99,632,417

	Total Commercial Paper
	(Cost — $16,593,263,772)	16,593,263,772

Corporate Bonds & Notes — 22.1%
	Brahms Funding Corp.:
380,000,000	4.080% due 12/1/05	380,000,000
301,031,000	4.070% due 12/2/05	300,997,050
234,712,000	4.080% due 12/5/05	234,606,119
301,472,000	4.080% due 12/7/05	301,268,004
107,675,000	4.080% due 12/8/05	107,589,787
344,730,000	4.080% due 12/9/05	344,418,211
	Concord Minutemen:
101,014,000	4.070% due 12/5/05	100,968,432
155,419,000	4.070% due 12/6/05	155,331,361
201,283,000	4.080% due 12/8/05	201,123,707
314,795,000	4.090% due 12/13/05	314,366,879
152,769,000	4.130% due 12/16/05	152,506,747
119,638,000	Concord Minutemen Capital Co., 4.070% due 12/5/05	119,584,030
	Fenway Funding LLC:
205,000,000	4.080% due 12/2/05	204,976,824
100,000,000	4.080% due 12/5/05	99,954,778
358,000,000	4.090% due 12/7/05	357,756,560
	Ford Credit Floorplan Motown:
156,686,000	4.080% due 12/8/05	156,562,305
300,000,000	4.140% due 1/12/06	298,565,000
244,175,000	4.140% due 1/13/06	242,979,221
300,000,000	Master Owner Trust, Motown Notes, Series 2002-1A, 4.080% due 12/5/05	299,864,667
	Harwood Street Funding:
146,471,000	4.090% due 12/13/05	146,271,799
346,357,000	4.150% due 12/19/05	345,640,907
100,000,000	Harwood Street Funding I, 4.090% due 12/5/05	99,954,667
200,000,000	Harwood Street Funding II, 4.080% due 12/7/05	199,864,333
	Main Street Warehouse Funding:
110,000,000	4.110% due 12/1/05	110,000,000
173,348,000	4.090% due 12/2/05	173,328,354
212,240,000	4.090% due 12/5/05	212,143,785

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Corporate Bonds & Notes (continued)
$ 200,000,000	4.090% due 12/7/05	$199,864,000
200,000,000	4.100% due 12/7/05	199,863,333
275,500,000	4.090% due 12/9/05	275,250,213
287,778,000	4.120% due 12/12/05	287,416,599
286,000,000	4.140% due 12/13/05	285,606,273
	Mica Funding LLC:
215,729,000	4.090% due 12/1/05	215,729,000
150,000,000	4.070% due 12/5/05	149,932,333
131,000,000	4.090% due 12/5/05	130,940,613
100,000,000	4.060% due 12/7/05	99,932,500
150,000,000	4.070% due 12/12/05	149,813,917
228,050,000	3.940% due 12/20/05	227,580,597
300,000,000	Park Granada LLC, 4.060% due 12/5/05	299,865,000
	Park Sienna LLC:
436,525,000	4.090% due 12/1/05	436,525,000
999,250,000	4.080% due 12/6/05	998,683,758
	Strand Capital LLC:
290,000,000	4.080% due 3/13/06	286,713,333
150,000,000	4.230% due 3/16/06	148,184,375
100,000,000	4.260% due 3/24/06	98,687,944
194,000,000	4.280% due 4/3/06	191,222,728
100,000,000	4.280% due 4/4/06	98,556,778

	Total Corporate Bonds & Notes
	(Cost — $10,440,991,821)	10,440,991,821

Master Note — 0.6%
300,000,000	Morgan Stanley, 4.263% due 12/1/05
	(Cost — $300,000,000)	300,000,000

Medium Term Notes — 8.2%
	Cheyne Finance LLC:
150,000,000	4.161% due 9/25/06 (a)(b)	149,963,159
150,000,000	4.339% due 10/16/06 (a)(b)	149,960,563
150,000,000	4.161% due 10/25/06 (a)(b)	149,959,562
100,000,000	4.339% due 11/15/06 (a)(b)	99,971,315
	Credit Suisse First Boston NY:
400,000,000	4.139% due 7/19/06 (b)	400,000,000
248,500,000	4.355% due 9/28/06	248,500,000
305,000,000	Goldman Sachs Group Inc., 4.520% due 5/23/06	298,521,631
100,000,000	Links Finance LLC, 3.550% due 4/25/06 (a)	100,000,000
	Premier Asset Collateralized LLC:
105,000,000	4.329% due 3/15/06 (a)(b)	104,994,016
120,000,000	4.151% due 7/25/06 (a)(b)	119,976,723
	Sigma Finance Inc.:
250,000,000	4.141% due 1/23/06 (a)(b)	249,989,169
100,000,000	3.970% due 2/13/06(a)	99,200,389
100,000,000	3.560% due 4/25/06 (a)	100,000,000
225,000,000	3.612% due 6/9/06 (a)(b)	225,000,000
200,000,000	Stanfield Victoria Fin Ltd., 4.070% due 12/4/06 (a)(b)	199,960,000
	Stanfield Victoria Funding LLC:
100,000,000	4.034% due 1/3/06 (a)(b)	99,997,799
100,000,000	3.575% due 4/24/06 (a)	99,994,212
100,000,000	4.324% due 6/15/06 (a)(b)	99,986,648
100,000,000	4.141% due 6/26/06 (a)(b)	99,983,396
100,000,000	4.324% due 9/15/06 (a)(b)	99,977,280
100,000,000	3.915% due 9/19/06 (a)(b)	99,976,543
100,000,000	4.151% due 9/25/06 (a)(b)	99,979,810
100,000,000	4.151% due 9/25/06 (a)(b)	99,976,773
50,000,000	4.119% due 10/20/06 (a)(b)	49,986,855
100,000,000	4.151% due 10/25/06 (a)(b)	99,974,769

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Medium Term Notes (continued)
$ 102,784,000	Strategic Money Market Trust 2004-M, 4.110% due 1/10/06 (a)(b)	$102,784,000
150,000,000	Whistlejacket Cap Ltd., 4.330% due 11/27/06 (a)(b)	149,956,067

	Total Medium Term Notes
	(Cost — $3,898,570,679)	3,898,570,679

Promissory Note — 2.3%
1,100,000,000	Goldman Sachs Group Inc., 4.190% due 1/24/06(a)(b)
	(Cost — $1,100,000,000)	1,100,000,000

Time Deposits — 5.3%
500,000,000	Deutsche Bank AG Grand Cayman, 4.040% due 12/1/05	500,000,000
66,000,000	JPMorgan Chase Bank, Toronto, 4.063% due 12/1/05	66,000,000
597,602,000	Societe Generale Cayman, 4.040% due 12/1/05	597,602,000
853,844,000	Societe Generale NY, 4.030% due 12/1/05	853,844,000
500,000,000	UBS AG Cayman Islands, 4.050% due 12/1/05	500,000,000

	Total Time Deposits
	(Cost — $2,517,446,000)	2,517,446,000

U.S. Government & Agency Obligations — 12.0%
U.S. Government Agencies — 8.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
100,000,000	3.540% due 2/27/06	99,159,111
245,000,000	3.610% due 3/27/06	242,229,050
100,000,000	3.520% due 4/18/06	98,696,667
50,000,000	4.340% due 5/2/06	49,102,778
44,287,000	4.350% due 5/2/06	43,491,359
215,818,000	3.560% due 5/10/06	212,518,382
98,000,000	3.710% due 6/27/06	95,976,888
100,000,000	3.720% due 6/27/06	97,928,667
75,156,000	3.840% due 6/27/06	73,549,332
89,861,000	3.890% due 7/5/06	87,841,823
80,000,000	3.900% due 7/5/06	78,195,200
77,000,000	3.960% due 7/5/06	75,239,780
115,500,000	4.070% due 7/31/06	112,448,682
180,768,000	3.940% due 8/4/06	176,074,058
110,500,000	4.120% due 8/4/06	107,509,115
87,500,000	4.360% due 9/27/06	84,455,729
261,878,000	4.610% due 9/27/06	252,221,249
200,000,000	4.340% due 9/29/06	193,012,055
100,000,000	4.580% due 11/1/06	95,919,514
150,000,000	4.620% due 11/1/06	143,830,417
100,000,000	4.640% due 11/1/06	95,868,333
98,614,000	4.430% due 11/14/06	94,391,020
100,000,000	4.640% due 11/14/06	95,712,833
133,369,000	Series RB, 3.480% due 12/6/05	133,305,650
140,450,000	Series RB, 4.050% due 3/28/06	138,637,844
	Federal National Mortgage Association (FNMA):
150,000,000	2.500% due 6/15/06	149,046,337
50,000,000	3.780% due 6/30/06	48,933,278
	Discount Notes:
100,000,000	3.480% due 12/7/05	99,943,000
200,000,000	3.530% due 2/24/06	198,387,361

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

U.S. Government Agencies (continued)
$ 83,952,000	3.540% due 2/24/06	$83,274,088
119,833,000	3.800% due 6/30/06	117,258,871
95,500,000	3.850% due 6/30/06	93,423,379
125,000,000	3.940% due 9/1/06	121,394,236
56,810,000	4.350% due 9/29/06	54,822,691

	Total U.S. Government Agencies
	(Cost — $3,943,798,777)	3,943,798,777

U.S. Government Obligations — 3.7%
	U.S. Treasury Notes:
394,000,000	2.375% due 8/31/06	389,356,839
63,700,000	2.500% due 9/30/06	62,921,465
175,000,000	2.875% due 11/30/06	172,416,278
	United States Treasury Bill:
300,000,000	4.050% due 4/13/06	295,597,146
250,000,000	4.240% due 6/1/06	244,748,542
350,000,000	4.250% due 6/1/06	342,639,111
250,000,000	4.250% due 6/1/06	244,735,903

	Total U.S. Government Obligations
	(Cost — $1,752,415,284)	1,752,415,284

	Total U.S. Government & Agency Obligations
	(Cost — $5,696,214,061)	5,696,214,061

	TOTAL INVESTMENTS — 102.0% (Cost — $48,296,574,021#)	48,296,574,021
	Liabilities in Excess of Other Assets — (2.0)%	(942,155,223)

	TOTAL NET ASSETS — 100.0%	$47,354,418,798

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rates disclosed are those which are in effect at November 30, 2005. Maturity date shown are those of the next interest rate reset date or actual maturity.
(c)	Yield to maturity on date of purchase.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Liquid Reserves Portfolio (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 27, 2006